Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Abstract]
Depreciation	$ 73,000	$ 91,000	$ 108,000
Net book value of property and equipment written off	$ 100,000